VIE and Other Finance Receivables, at Fair Market Value (Predecessor)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Predecessor
VIE and Other Finance Receivables, at Fair Market Value

5. VIE and Other Finance Receivables, at Fair Market Value

The Company has elected to fair value newly originated guaranteed structured settlements in accordance with ASC 810.  Additionally, as a result of the Company including lottery winning finance receivables in its 2013-1 asset securitization, the Company also elected to fair value newly originated lottery winnings effective January 1, 2013. As of December 31, 2012 and September 30, 2013, VIE and other finance receivables for which the fair value option was elected consist of the following:

	December 31, 2012	September 30, 2013
Maturity value	$5,335,328	$5,784,472
Unearned income	(1,720,140)	(1,895,579)
Net carrying amount	$3,615,188	$3,888,893

Encumbrances on VIE and other finance receivables, at fair value are as follows:

Encumbrance	December 31, 2012	September 30, 2013
VIE securitization debt (2)	$3,550,394	$3,773,189
$100 million credit facility (1)	230	19,014
$200 million credit facility (1)	7,059	13,924
$300 million credit facility (1)	8,277	19,480
$50 million permanent financing related to 2011-A	20,505	36,005
Total VIE finance receivables at fair value	3,586,465	3,861,612
Not encumbered	28,723	27,281
Total VIE and other finance receivables at fair value	$3,615,188	$3,888,893

(1) See Note 7

(2) See Note 9

Notes receivable, at fair market value and residual cash flows from finance receivables, at fair market value held in securitizations are pledged as collateral for the residual term debt (Note 8) at December 31, 2012 and September 30, 2013.

The Company is engaged to service certain finance receivables it sells to third parties.  Servicing fee revenue related to those receivables are included in servicing, broker, and other fees in the Company’s unaudited condensed consolidated statements of operations, and for the three and nine-months ended September 30, 2013 and 2012 were as follows:

	Three-Months Ended September 30,		Nine-Months Ended September 30,
	2012	2013	2012	2013
Servicing fees	$258	$239	$803	$714

6. VIE and Other Finance Receivables, at Fair Market Value

The Company elected the fair value option for its newly originated guaranteed structured settlements and annuity finance receivables purchased subsequent to January 1, 2010 and those finance receivables consolidated pursuant to the adoption of ASC 810. As of December 31, 2011 and 2012, VIE and other finance receivables for which the fair value option was elected consist of the following:

	December 31, 2011	December 31, 2012
Maturity value	$4,755,291	$5,335,328
Unearned income	(1,714,201)	(1,720,140)
Net carrying amount	$3,041,090	$3,615,188

Encumbrances on VIE and other finance receivables, at fair market value are as follows:

Encumbrance	December 31, 2011	December 31, 2012
VIE securitization debt (2)	$2,881,395	$3,550,394
$250 million credit facility (1)	42,150	—
$100 million credit facility (1)	19,795	230
$200 million credit facility (1)	—	7,059
$275 million credit facility (1)	—	8,277
$100 million permanent financing related to 2011-A (2)	2,980	20,505
$100 million credit facility (1)	50,622	—
AIS Fund II	20,437	—
Total VIE finance receivables at fair value	3,017,379	3,586,465
Not encumbered	23,711	28,723
Total VIE and other finance receivables at fair value	$3,041,090	$3,615,188

(1)	See Note 14

(2)	See Note 16

Notes receivable, at fair market value and residual cash flows from finance receivables, at fair market value held in securitizations are pledged as collateral for the residual term debt (Note 15) at December 31, 2011 and 2012.

At December 31, 2012 the expected cash flows of VIE and other finance receivables, at fair market value based on maturity value were as follows:

Expected cash flows
Year ending 2013	$414,818
Year ending 2014	423,591
Year ending 2015	401,598
Year ending 2016	363,873
Year ending 2017	343,214
Thereafter	3,388,234
Total	$5,335,328

The Company is engaged to service certain finance receivables it sells to third parties. Servicing fee revenue related to those receivables are included in servicing, broker, and other fees in the Company’s consolidated statements of operations, and for the years ended December 31, 2011 and 2012 were as follows:

	2011	2012
Servicing fees	$1,049	$1,051